SIGNIFICANT ACCOUNTING POLICIES - Leases (Details)	12 Months Ended
Mar. 31, 2021
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Disclosure of detailed information about intangible assets [line items]
Useful lives of the lease assets	6 years
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Disclosure of detailed information about intangible assets [line items]
Useful lives of the lease assets	2 years